                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-06568

Exact name of registrant as specified in charter:                      Delaware Investments Minnesota
                                                                       Municipal Income Fund, Inc.

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               March 31

Date of reporting period:                                              December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND, INC.
----------------------------------------------------------

December 31, 2004
                                                                                                       PRINCIPAL          MARKET
                                                                                                        AMOUNT             VALUE
MUNICIPAL BONDS- 147.45%
Airport Revenue Bonds - 10.19%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
   5.00% 1/1/22 (MBIA)                                                                                $1,000,000         $1,053,540
   5.00% 1/1/30 (AMBAC)                                                                                  250,000            254,533
   Series C 5.25% 1/1/32 (FGIC)                                                                        2,500,000          2,621,325
                                                                                                                         ----------
                                                                                                                          3,929,398
                                                                                                                         ----------
City General Obligation Bonds - 4.02%
Metropolitan Council Minnesota (Minneapolis/St. Paul Metropolitan Area) Series C 5.00% 2/1/22            500,000            523,035
Willmar (Rice Memorial Hospital Project) 5.00% 2/1/32 (FSA)                                            1,000,000          1,029,020
                                                                                                                         ----------
                                                                                                                          1,552,055
                                                                                                                         ----------
Corporate Backed Revenue Bonds - 4.08%
Anoka County Solid Waste Disposal National Rural Co-Op Utility (United Power
  Association) Series A 6.95% 12/1/08 (AMT)                                                              560,000            569,246
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27                  1,000,000          1,006,050
                                                                                                                         ----------
                                                                                                                          1,575,296
                                                                                                                         ----------
Escrowed to Maturity Bonds - 13.55%
Dakota/Washington Counties Housing & Redevelopment Authority Bloomington Single
   Family Residential Mortgage Revenue 8.375% 9/1/21(GNMA) (FHA) (AMT)                                 2,555,000          3,821,743
Southern Minnesota Municipal Power Agency Series B
   5.50% 1/1/15 (AMBAC)                                                                                  390,000            395,589
   5.75% 1/1/11 (FGIC)                                                                                 1,000,000          1,007,880
                                                                                                                         ----------
                                                                                                                          5,225,212
                                                                                                                         ----------
Higher Education Revenue Bonds - 5.71%
Minnesota State Higher Education Facilities Authority (College of St. Benedict) Series
   5-W 5.00% 3/1/20                                                                                    1,000,000          1,038,300
University of Minnesota Series A 5.50% 7/1/21                                                          1,000,000          1,166,020
                                                                                                                         ----------
                                                                                                                          2,204,320
                                                                                                                         ----------
Hospital Revenue Bonds - 19.50%
Bemidji Hospital Facilities Revenue (North Country Health Services) 5.00% 9/1/24 (RADIAN)              1,000,000          1,039,290
Duluth Economic Development Authority Health Care Facilities Revenue (Benedictine
   Health System - St. Mary's Hospital) 5.25% 2/15/33                                                  1,250,000          1,267,563
Minneapolis Health Care System Revenue (Allina Health Systems) Series A 5.75% 11/15/32                 1,100,000          1,165,989
Minnesota Agricultural & Economic Development Health Care System (Fairview
   Hospital) Series A 6.375% 11/15/29                                                                  1,750,000          1,919,172
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34               500,000            504,870
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
   (Franciscan Health Project) 5.40% 11/20/42 (GNMA) (FHA)                                               880,000            916,978
   (Regions Hospital Project) 5.30% 5/15/28                                                              700,000            707,021
                                                                                                                         ----------
                                                                                                                          7,520,883
                                                                                                                         ----------
Miscellaneous Revenue Bonds - 7.09%
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21                    1,600,000          1,687,888
Minneapolis Community Development Agency Supported Series G-3 5.45% 12/1/31                            1,000,000          1,046,450
                                                                                                                         ----------
                                                                                                                          2,734,338
                                                                                                                         ----------
Multifamily Housing Revenue Bonds - 6.03%
Minneapolis Multifamily Housing Revenue (Seward Towers Project) 5.00% 5/20/36 (GNMA)                   1,000,000          1,020,920
Southeastern Minnesota Multi County Housing & Redevelopment Authority (Winona
   County) 5.35% 1/1/28                                                                                  300,000            303,066
Washington County Housing & Redevelopment Authority Revenue (Woodland Park
   Apartments Project) 4.70% 10/1/32                                                                   1,000,000          1,001,740
                                                                                                                         ----------
                                                                                                                          2,325,726
                                                                                                                         ----------
Municipal Lease Revenue Bonds - 4.53%
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
   5.125% 12/1/27                                                                                        500,000            526,065
   5.25% 12/1/27                                                                                       1,150,000          1,222,128
                                                                                                                         ----------
                                                                                                                          1,748,193
                                                                                                                         ----------
Parking Revenue Bonds - 1.81%
St. Paul Housing & Redevelopment Authority Parking Revenue (Block 19 Ramp Project)
   Series A 5.35% 8/1/29 (FSA)                                                                           650,000            696,969
                                                                                                                         ----------
                                                                                                                            696,969
                                                                                                                         ----------

December 31, 2004
                                                                                                       PRINCIPAL          MARKET
                                                                                                        AMOUNT             VALUE
Political Subdivision General Obligation Bonds - 8.80%
Hennepin County Series B 5.00% 12/1/18                                                               $ 1,300,000        $ 1,406,249
Washington County Housing & Redevelopment Authority Series B
   5.50% 2/1/22 (MBIA)                                                                                   855,000            925,999
   5.50% 2/1/32 (MBIA)                                                                                 1,000,000          1,062,720
                                                                                                                        -----------
                                                                                                                          3,394,968
                                                                                                                        -----------
*Pre-Refunded Bonds - 8.68%
Puerto Rico Commonwealth 6.00% 7/1/26-07                                                               1,000,000          1,106,020
Puerto Rico Public Buildings Authority Series D 5.25% 7/1/27-12                                          845,000            940,924
St. Francis Independent School District #15 Series A 6.30% 2/1/11-06 (FSA)                             1,250,000          1,302,863
                                                                                                                        -----------
                                                                                                                          3,349,807
                                                                                                                        -----------
Public Power Revenue Bonds - 30.76%
Chaska Electric Revenue Series A 6.00% 10/1/25                                                         1,000,000          1,106,140
Minnesota State Municipal Power Agency Series A 5.25% 10/1/19                                          1,110,000          1,204,239
Rochester Electric Utility Revenue 5.25% 12/1/30 (AMBAC)                                                 150,000            158,267
**Southern Minnesota Municipal Power Agency, Inverse Floater ROLs Series II-R-189-3
   8.398% 1/1/14 (AMBAC)                                                                               2,500,000          3,139,699
Southern Minnesota Municipal Power Agency Series A
   5.00% 1/1/12 (AMBAC)                                                                                1,000,000          1,109,770
   5.00% 1/1/13 (MBIA)                                                                                   500,000            554,700
   5.25% 1/1/15 (AMBAC)                                                                                  570,000            646,602
   5.25% 1/1/16 (AMBAC)                                                                                1,000,000          1,133,710
Western Minnesota Municipal Power Agency
   Series A 5.00% 1/1/30 (MBIA)                                                                        1,900,000          1,965,170
   Series B 5.00% 1/1/15 (MBIA)                                                                          765,000            849,188
                                                                                                                        -----------
                                                                                                                         11,867,485
                                                                                                                        -----------
School District General Obligation Bonds - 15.58%
Centennial Independent School District #012 Series 2002A 5.00% 2/1/20 (FSA)                              400,000            428,116
Farmington Independent School District #192 5.00% 2/1/23 (FSA)                                         1,200,000          1,260,120
Minneapolis Special School District #001 5.00% 2/1/19 (FSA)                                              675,000            724,343
Morris Independent School District #769 5.00% 2/1/28 (MBIA)                                            1,000,000          1,036,620
Mounds View Independent School District #621 5.00% 2/1/23 (FSA)                                        1,020,000          1,077,191
Robbinsdale Independent School District #281 5.00% 2/1/21(FSA)                                           500,000            532,560
St. Michael Independent School District #885
   5.00% 2/1/22 (FSA)                                                                                    500,000            530,180
   5.00% 2/1/24 (FSA)                                                                                    400,000            419,616
                                                                                                                        -----------
                                                                                                                          6,008,746
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 2.51%
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
   5.85% 10/1/30 (GNMA) (FNMA) (AMT)                                                                      54,000             55,494
Minnesota State Housing Finance Agency Single Family Mortgage Series J 5.90% 7/1/28 (AMT)                880,000            911,627
                                                                                                                        -----------
                                                                                                                            967,121
                                                                                                                        -----------
State General Obligation Bonds - 3.20%
Minnesota State 5.00% 8/1/21                                                                           1,150,000          1,234,974
                                                                                                                        -----------
                                                                                                                          1,234,974
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 1.41%
Moorhead Economic Development Authority Tax Increment Series A 5.25% 2/1/25 (MBIA)                       500,000            543,530
                                                                                                                        -----------
                                                                                                                            543,530
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $54,212,034)                                                                                 56,879,021
                                                                                                                        -----------

SHORT-TERM INVESTMENTS - 1.81%
Variable Rate Demand Notes -1.81%
Minneapolis Library 1.84% 12/1/32                                                                        700,000            700,000
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $700,000)                                                                                700,000
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 149.26%
   (cost $54,912,034)                                                                                                    57,579,021
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.58%                                                         996,100
LIQUIDATION VALUE OF PREFERRED STOCK - (51.84%)                                                                         (20,000,000)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 2,594,700 SHARES OUTSTANDING - 100.00%                                                         $38,575,121
                                                                                                                        ===========

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury Bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of December 31,2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by the Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Minnesota Municipal Income Fund, Inc. (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges or among dealers, news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income or other applicable sources monthly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid for December 31 of the prior year.

2. INVESTMENTS
At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                $54,912,034
                                             -----------
Aggregate unrealized appreciation              2,728,326
Aggregate unrealized depreciation                (61,339)
                                             -----------
Net unrealized appreciation                  $ 2,666,987
                                             -----------
3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Minnesota Municipal Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:

              (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

              (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 2/24/05
      ------------------------

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Minnesota Municipal Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:

              (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

              (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
-----------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  2/24/05

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND, INC.

JUDE T. DRISCOLL
-----------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 2/24/05
      -----------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-----------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 2/24/05
      -----------------------


MICHAEL P. BISHOF
-----------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: 2/24/05
      -----------------------